Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Income Tax (Recovery) Expense

($ millions)	2018	2017

Current:

Current year	1 270	1 150

Adjustments to current income tax of prior years	(20)	59

Deferred:

Origination and reversal of temporary differences	345	476

Adjustments in respect of deferred income tax of prior years	13	(70)

Changes in tax rates and legislation	—	(106)

Movement in unrecognized deferred income tax assets	82	(51)

Total income tax expense	1 690	1 458

Reconciliation of Effective Tax Rate

($ millions)	2018	2017

Earnings before income tax	4 983	5 916

Canadian statutory tax rate	27.04%	27.01%

Statutory tax	1 347	1 598

Add (deduct) the tax effect of:

Non-taxable component of capital losses (gains)	146	(90)

Share-based compensation and other permanent items	31	(1)

Assessments and adjustments	(7)	(11)

Impact of income tax rate and legislative changes	—	(106)

Foreign tax rate differential	111	180

Non-taxable component of acquisitions and dispositions	(14)	(41)

Movement in unrecognized deferred income tax assets	82	(51)

Other	(6)	(20)

Total income tax expense	1 690	1 458

Effective tax rate	33.9%	24.6%

Deferred Income Tax Balances

	Deferred Income Tax Expense (Recovery)		Deferred Income Tax Liability (Asset)

($ millions)	2018	2017	December 31 2018	December 31 2017

Property, plant and equipment	484	157	14 705	14 252

Decommissioning and restoration provision	46	19	(1 854)	(1 910)

Employee retirement benefit plans	15	(5)	(585)	(639)

Tax loss carry-forwards	(63)	—	(172)	(109)

Other	(42)	78	(177)	(161)

Net deferred income tax expense and liability	440	249	11 917	11 433

Change in Deferred Income Tax Balances

($ millions)	2018	2017

Net deferred income tax liability, beginning of year	11 433	11 180

Recognized in deferred income tax expense	440	249

Recognized in other comprehensive income	39	19

Foreign exchange, disposition and other	5	(15)

Net deferred income tax liability, end of year	11 917	11 433

Deferred Tax in Shareholders' Equity
($ millions)	2018	2017

Deferred Tax in Other Comprehensive Income

Actuarial gain on employment retirement benefit plans	39	19

Total income tax expense reported in equity	39	19